SIGNIFICANT ACCOUNTING POLICIES (POLICIES)	9 Months Ended
Sep. 30, 2015
SIGNIFICANT ACCOUNTING POLICIES (POLICIES):
Basis of Presentation

Basis of Presentation

The accompanying unaudited interim consolidated financial statements of Eventure Interactive, Inc. have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission (“SEC”), and should be read in conjunction with the audited financial statements and notes thereto contained in the Company’s latest Annual Report on Form 10-K filed with the SEC. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements which would substantially duplicate the disclosures contained in the audited financial statements for the most recent year ended December 31, 2014, as reported in Form 10-K, have been omitted.

Principles of Consolidation	Principles of Consolidation The financial statements include the accounts of the Company and its subsidiary. Intercompany transactions and balances have been eliminated
Use of Estimates and Assumptions

Use of Estimates and Assumptions

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Basic and Diluted Loss Per Common Share

Basic and Diluted Loss Per Common Share

Basic loss per common share is computed by dividing net loss available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted loss per common share gives effect to all dilutive potential common shares outstanding during the period. Dilutive loss per common share excludes all potential common shares if their effect is anti-dilutive.

Since the Company is in a loss position, it has excluded stock options and warrants from its calculation of diluted net loss per common share. At September 30, 2015, the Company had 9,131,216 stock options, 12,576,452 warrants and 1,922,712,128 shares issuable upon the conversion of convertible debt that would have been included in its calculation of diluted net loss per common share if they were not anti-dilutive.

Software Development Costs

Software Development Costs

Costs incurred in the research and development of new software products are expensed as incurred until technological feasibility has been established. After technological feasibility is established, any additional costs are capitalized in accordance with authoritative guidance until the product is available for general release.

Fixed Assets

Fixed Assets

Fixed assets are stated at cost and depreciated using the straight-line method over the estimated useful life of the asset. The Company’s fixed assets are comprised of computer equipment and the estimated life of computer equipment is three years.

Derivative Liabilities

Derivative Liabilities

The Company reviews the terms of the common stock, convertible debt and warrants it issues to determine whether there are embedded derivative instruments, including embedded conversion options, which are required to be bifurcated and accounted for separately as derivative financial instruments.

Bifurcated embedded derivatives are initially recorded at fair value and are then revalued at each reporting date with changes in the fair value reported as non-operating income or expense. The Company uses a Black-Scholes model for valuation of the derivative instrument.

Stock-Based Compensation

Stock-Based Compensation

The Company measures stock-based compensation cost at the grant date based on the fair value of the award and recognize it as expense, over the vesting or service period, as applicable, of the stock award using the straight-line method.

Fair Value Measurements

Fair Value Measurements

As defined in FASB ASC Topic No. 820 – 10, fair value is the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FASB ASC Topic No. 820 – 10 requires disclosure that establishes a framework for measuring fair value and expands disclosure about fair value measurements. The statement requires fair value measurements be classified and disclosed in one of the following categories:

Level 1:

Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. The Company considers active markets as those in which transactions for the assets or liabilities occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability. This category includes those derivative instruments that the Company values using observable market data. Substantially all of these inputs are observable in the marketplace throughout the term of the derivative instruments, can be derived from observable data, or supported by observable levels at which transactions are executed in the marketplace.

Level 3:

Measured based on prices or valuation models that require inputs that are both significant to the fair value measurement and less observable from objective sources (i.e. supported by little or no market activity). The Company’s valuation models are primarily industry standard models. Level 3 instruments include derivative warrant instruments. The Company does not have sufficient corroborating evidence to support classifying these assets and liabilities as Level 1 or Level 2.

Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels. The estimated fair value of the derivative liabilities were calculated using the Black Scholes model.

New Accounting Pronouncements, Policy	New Accounting Pronouncements The Company’s management does not believe that any other recently issued pronouncements will have a material effect on the Company’s financial statements.